Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—35.5%
		Communication Services—3.0%
42,883	[1]	Alphabet, Inc., Class A	$ 4,640,798
42,628	[1]	Alphabet, Inc., Class C	4,652,846
186,784		AT&T, Inc.	3,276,192
70,074		Comcast Corp., Class A	2,535,978
26,141	[1]	Meta Platforms, Inc.	4,259,153
74,728		Verizon Communications, Inc.	3,124,378
16,302	[1]	Walt Disney Co.	1,827,128
		TOTAL	24,316,473
		Consumer Discretionary—2.2%
30,343	[1]	Amazon.com, Inc.	3,846,582
163,074		General Motors Co.	6,231,058
21,835		McDonald’s Corp.	5,508,534
7,856		Target Corp.	1,259,631
17,718		TJX Cos., Inc.	1,104,717
		TOTAL	17,950,522
		Consumer Staples—2.6%
21,740		Altria Group, Inc.	980,909
5,446		Constellation Brands, Inc., Class A	1,339,988
3,724		Costco Wholesale Corp.	1,944,300
4,255		Estee Lauder Cos., Inc., Class A	1,082,387
34,900		Kraft Heinz Co./The	1,305,260
28,016		Philip Morris International, Inc.	2,675,248
16,137		Procter & Gamble Co.	2,225,938
54,993		The Coca-Cola Co.	3,393,618
45,264		WalMart, Inc.	5,999,743
		TOTAL	20,947,391
		Energy—2.7%
35,336		Chevron Corp.	5,585,208
37,305		ConocoPhillips	4,083,032
78,491		Exxon Mobil Corp.	7,502,955
6,949		Pioneer Natural Resources, Inc.	1,759,626
37,365		Schlumberger Ltd.	1,425,475
18,195		Valero Energy Corp.	2,130,998
		TOTAL	22,487,294
		Financials—5.4%
17,158		Allstate Corp.	2,067,539
49,953		American International Group, Inc.	2,585,068
215,214		Bank of America Corp.	7,233,343
18,294		Chubb Ltd.	3,458,481
79,593		Citizens Financial Group, Inc.	2,919,471
49,447		Fifth Third Bancorp	1,688,615
4,849		Goldman Sachs Group, Inc.	1,613,117
53,361		JPMorgan Chase & Co.	6,068,747
13,922		LPL Financial Holdings, Inc.	3,081,356
41,058		Raymond James Financial, Inc.	4,285,223
53,008		The Hartford Financial Services Group, Inc.	3,408,944
127,771		Wells Fargo & Co.	5,584,870
		TOTAL	43,994,774

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—6.3%
17,943		Abbott Laboratories	$ 1,841,849
100,750	[1]	Avantor, Inc.	2,509,682
6,438		Danaher Corp.	1,737,681
10,252		Eli Lilly & Co.	3,088,210
40,720		Gilead Sciences, Inc.	2,584,498
40,328	[1]	Horizon Therapeutics PLC	2,387,821
56,622		Johnson & Johnson	9,135,393
9,412		McKesson Corp.	3,454,204
9,825		Medtronic PLC	863,814
67,758		Merck & Co., Inc.	5,783,823
133,226		Pfizer, Inc.	6,025,812
31,077	[1]	Tenet Healthcare Corp.	1,755,851
5,132		Thermo Fisher Scientific, Inc.	2,798,582
10,121		UnitedHealth Group, Inc.	5,256,139
22,562		Zimmer Biomet Holdings, Inc.	2,398,792
		TOTAL	51,622,151
		Industrials—3.0%
8,604	[1]	Boeing Co.	1,378,791
6,760		Eaton Corp. PLC	923,686
29,260		Honeywell International, Inc.	5,540,381
43,888		Jacobs Solutions, Inc.	5,467,567
15,036		L3Harris Technologies, Inc.	3,431,065
10,944		Stanley Black & Decker, Inc.	964,167
15,791		TransUnion	1,166,481
8,008		Union Pacific Corp.	1,797,876
5,288	[1]	United Rentals, Inc.	1,544,308
13,430		Waste Management, Inc.	2,270,073
		TOTAL	24,484,395
		Information Technology—4.3%
6,635		Analog Devices, Inc.	1,005,402
33,182		Apple, Inc.	5,216,874
34,531		Cisco Systems, Inc.	1,544,226
29,712		Fidelity National Information Services, Inc.	2,714,785
36,010		Microchip Technology, Inc.	2,349,653
42,335		Microsoft Corp.	11,069,333
10,545		Motorola Solutions, Inc.	2,566,758
6,683		NVIDIA Corp.	1,008,732
26,523	[1]	PayPal Holdings, Inc.	2,478,309
19,734	[1]	Salesforce, Inc.	3,080,872
10,287		Visa, Inc., Class A	2,044,130
		TOTAL	35,079,074
		Materials—1.1%
31,772		Crown Holdings, Inc.	2,878,226
38,658		Freeport-McMoRan, Inc.	1,144,277
6,919		Linde PLC	1,957,108
18,357		LyondellBasell Industries N.V.	1,523,631
52,481	[1]	MP Materials Corp.	1,836,310
		TOTAL	9,339,552
		Real Estate—2.1%
11,241		American Tower Corp.	2,855,776
4,186		Equinix, Inc.	2,751,751
73,934		Invitation Homes, Inc.	2,682,325
67,651		National Retail Properties, Inc.	3,037,530

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
15,765	ProLogis, Inc.	$ 1,962,900
109,699	RLJ Lodging Trust	1,322,970
14,807	Simon Property Group, Inc.	1,510,018
5,741	Sun Communities, Inc.	882,449
	TOTAL	17,005,719
	Utilities—2.8%
11,554	American Water Works Co., Inc.	1,715,191
152,005	CenterPoint Energy, Inc.	4,792,718
63,227	Dominion Energy, Inc.	5,171,968
73,479	NextEra Energy, Inc.	6,250,124
68,671	Southern Co.	5,292,474
	TOTAL	23,222,475
	TOTAL COMMON STOCKS (IDENTIFIED COST $289,714,900)	290,449,820
	U.S. TREASURIES—7.9%
	U.S. Treasury Bond—5.1%
$44,000,000	United States Treasury Bond, 3.000%, 8/15/2052	41,573,127
	U.S. Treasury Note—2.8%
13,000,000	United States Treasury Note, 2.750%, 8/15/2032	12,528,750
7,800,000	United States Treasury Note, 3.000%, 7/31/2024	7,730,532
2,500,000	United States Treasury Note, 3.125%, 8/31/2027	2,476,953
	TOTAL	22,736,235
	TOTAL U.S. TREASURIES (IDENTIFIED COST $64,919,913)	64,309,362
	CORPORATE BONDS—2.9%
	Basic Industry - Metals & Mining—0.0%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	165,139
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	66,535
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,464
	TOTAL	255,138
	Capital Goods - Aerospace & Defense—0.1%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	182,373
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	199,322
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,877
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	297,737
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,884
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	120,205
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	161,430
	TOTAL	1,030,828
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	35,297
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	166,696
	TOTAL	201,993
	Capital Goods - Construction Machinery—0.0%
220,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	208,674
	Capital Goods - Diversified Manufacturing—0.0%
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	85,611
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	22,948
100,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	87,607
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	57,446
	TOTAL	253,612
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	91,592
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	380,165

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	$ 193,258
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	199,775
	TOTAL	864,790
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	35,320
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	146,073
150,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	132,137
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	33,563
	TOTAL	347,093
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	176,811
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	142,601
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	83,378
	TOTAL	402,790
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	191,079
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	182,662
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	64,595
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	187,051
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	132,760
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	86,575
	TOTAL	844,722
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	127,943
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	84,306
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	77,236
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	59,541
	TOTAL	349,026
	Consumer Cyclical - Leisure—0.0%
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	87,210
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	81,904
	TOTAL	169,114
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	135,083
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	112,396
80,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	68,608
25,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	23,437
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	120,582
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	189,077
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	140,240
	TOTAL	789,423
	Consumer Cyclical - Services—0.0%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	197,295
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	76,489
	TOTAL	273,784
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	237,797
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	135,638
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	35,841
200,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	197,852
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	127,648
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	106,113

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	$ 142,178
	TOTAL	983,067
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	45,311
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	85,959
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	141,943
	TOTAL	273,213
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	214,819
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	49,278
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	189,102
	TOTAL	453,199
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	54,816
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	94,265
	TOTAL	149,081
	Consumer Non-Cyclical - Tobacco—0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	83,216
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	55,461
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	324,075
	TOTAL	462,752
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	140,172
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,303
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	287,599
	TOTAL	336,902
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	100,762
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	152,246
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	110,491
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	194,058
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,968
	TOTAL	584,525
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	133,340
	Financial Institution - Banking—0.7%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	337,852
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	173,890
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	496,084
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	146,593
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	124,618
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	764,584
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	245,049
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	79,147
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	70,069
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	85,152
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	244,540
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	283,872
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	243,438
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	233,884
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,005
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	575,663

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	$ 79,725
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	97,492
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	372,676
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	128,418
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	196,640
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	259,981
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	87,799
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	98,509
	TOTAL	5,510,680
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	38,446
	Financial Institution - Finance Companies—0.0%
175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	137,202
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	182,375
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	292,839
	TOTAL	475,214
	Financial Institution - Insurance - P&C—0.0%
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	340,441
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	185,817
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	248,059
	TOTAL	433,876
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	194,161
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	92,569
	TOTAL	286,730
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	97,943
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	292,332
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	30,535
	TOTAL	420,810
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	106,801
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	154,001
	Technology—0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	86,728
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,721
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	139,771
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	130,549
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	137,467
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	17,827
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,299
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,341
	TOTAL	578,703
	Technology Services—0.0%
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	32,890
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,167,580
	Transportation - Railroads—0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	82,768

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$ 65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 57,327
		TOTAL	140,095
		Transportation - Services—0.0%
120,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	91,261
135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	132,168
		TOTAL	223,429
		Utility - Electric—0.3%
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	62,297
150,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	128,252
300,000		Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	291,808
290,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	281,590
30,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	25,998
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	69,845
280,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	249,793
230,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	227,468
150,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.900%, 6/15/2028	129,938
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	114,708
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	146,144
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	284,668
45,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	39,198
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	162,477
280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	272,899
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	39,035
		TOTAL	2,526,118
		Utility - Natural Gas—0.1%
150,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	151,649
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	223,119
		TOTAL	374,768
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,200,739)	23,455,022
		PREFERRED STOCKS—2.5%
		Consumer Discretionary—0.9%
26,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	2,905,656
32,600	[2]	Amazon.com, Inc., PERCS	4,143,134
		TOTAL	7,048,790
		Health Care—0.6%
50,000		Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,525,000
96,347		Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	2,405,785
		TOTAL	4,930,785
		Industrials—0.2%
25,000		Clarivate PLC, Conv. Pfd., 5.250%, 6/1/2024, Annual Dividend $5.25	1,238,000
		Information Technology—0.3%
1,616		Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	2,519,602
		Utilities—0.5%
45,336		AES Corp., Conv. Bond, 6.875%, 2/15/2024, Annual Dividend $6.88	4,419,353
		PREFERRED STOCKS (IDENTIFIED COST $24,159,151)	20,156,530
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
		Agency Commercial Mortgage-Backed Securities—0.3%
$ 1,025,000		FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	990,466
983,241		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	885,701
600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	514,536
		TOTAL	2,390,703

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—0.8%
$ 875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	$ 862,321
1,225,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,216,704
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,959,799
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	380,031
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,889,775
		TOTAL	6,308,630
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,361,045)	8,699,333
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Commercial Mortgage—0.2%
285,000		Bank, Class A4, 3.393%, 3/15/2064	263,316
1,942,673		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,664,249
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,108,867)	1,927,565
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
749,511		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $742,078)	722,909
		WARRANT—0.1%
		Materials—0.1%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	494,805
		PURCHASED PUT OPTION—0.1%
250,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $98,795,000, Exercise Price $380.00, Expiration Date 9/16/2022 (IDENTIFIED COST $566,373)	825,000
		INVESTMENT COMPANIES—49.0%
1,397,203		Bank Loan Core Fund	12,504,968
10,290,791		Emerging Markets Core Fund	81,091,429
76,880,884		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[4]	76,857,820
15,890,638		High Yield Bond Core Fund	85,173,821
16,580,470		Mortgage Core Fund	145,244,916
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $471,918,719)	400,872,954
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $888,691,785)	811,913,300
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	5,213,400
		TOTAL NET ASSETS—100%	$817,126,700
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	247	$51,457,047	December 2022	$(89,246)
[1]United States Treasury Notes 10-Year Long Futures	128	$14,964,000	December 2022	$(61,601)
[1]United States Treasury Notes 5-Year Long Futures	358	$39,673,672	December 2022	$(171,602)
[1]United States Treasury Notes 10-Year Ultra Long Futures	282	$35,302,875	December 2022	$(184,618)
Short Futures:
[1]United States Treasury Ultra Bond Short Futures	381	$56,959,500	December 2022	$(128,020)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(635,087)
The average notional value of long and short futures contracts held by the Fund throughout the period was $105,523,222 and $37,062,583, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2022	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs & Co.	Pay Periodic Fee on CDX	Sell	1.000%	06/20/2027	3.36%	$25,000,000	$2,306,068	$2,151,273	$154,795
TOTAL CREDIT DEFAULT SWAPS							$2,306,068	$2,151,273	$154,795
The average notional amount of swap contracts held by the Fund throughout the period was $2,500,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JP Morgan	SPDR S&P 500 ETF Trust	2,500	$98,795,000	September 2022	$365.00	$(308,750)
(Premium Received $243,621)						$(308,750)
The average market value of purchased put and call options held by the Fund throughout the period was $167,918 and $118,980, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Swap Contracts and Value of Written Options are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2022	Shares Held as of 8/31/2022	Dividend Income
Bank Loan Core Fund	$41,393,773	$1,186,009	$(28,000,000)	$(936,238)	$(1,138,576)	$12,504,968	1,397,203	$1,186,009
Emerging Markets Core Fund	$107,268,722	$2,000,000	$(9,940,000)	$(17,046,212)	$(1,191,081)	$81,091,429	10,290,791	$4,569,372
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$26,119,381	$307,903,883	$(257,155,635)	$(4,233)	$(5,576)	$76,857,820	76,880,884	$522,082
High Yield Bond Core Fund	$189,567,196	$—	$(85,000,000)	$(9,088,978)	$(10,304,397)	$85,173,821	15,890,638	$6,330,246
Mortgage Core Fund	$123,919,469	$35,000,000	$—	$(13,674,553)	$—	$145,244,916	16,580,470	$2,501,825
TOTAL OF AFFILIATED TRANSACTIONS	$488,268,541	$346,089,892	$(380,095,635)	$(40,750,214)	$(12,639,630)	$400,872,954	121,039,986	$15,109,534

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2022, these restricted securities amounted to $4,143,134, which represented 0.5% of total net assets.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the“Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$277,909,804	$—	$—	$277,909,804
International	12,540,016	—	—	12,540,016
Preferred Stocks
Domestic	16,012,874	—	—	16,012,874
International	4,143,656	—	—	4,143,656
Debt Securities:
U.S. Treasuries	—	64,309,362	—	64,309,362
Corporate Bonds	—	23,455,022	—	23,455,022
Commercial Mortgage-Backed Securities	—	8,699,333	—	8,699,333
Collateralized Mortgage Obligations	—	1,927,565	—	1,927,565
Asset-Backed Security	—	722,909	—	722,909
Warrant	—	494,805	—	494,805
Purchased Put Option	825,000	—	—	825,000
Investment Companies	400,872,954	—	—	400,872,954
TOTAL SECURITIES	$712,304,304	$99,608,996	$—	$811,913,300
Other Financial Instruments:
Assets
Swap Contracts	$—	$2,306,068	$—	$2,306,068
Liabilities
Futures Contracts	(635,087)	—	—	(635,087)
Written Options Contracts	(308,750)	—	—	(308,750)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(943,837)	$2,306,068	$—	$1,362,231

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PERCS	—Preferred Equity Redemption Cumulative Stock
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt